UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      West Creek Capital, LLC
           -----------------------------------------------------
Address:   1919 Pennsylvania Avenue, NW
           Suite 725
           Washington, DC 20006
           -----------------------------------------------------

Form 13F File Number: 028-12850
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
        -------------------------
Title:  VP, Chief Operating Officer
        -------------------------
Phone:  (202) 466-5917
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger                 Washington, DC                  2/03/2009
---------------------                 --------------                  ----------
     [Signature]                      [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           20
                                         -----------
Form 13F Information Table Value Total:      $29,728
                                         -----------
                                         (thousands)

                                                FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ----
NATIONAL RETAIL PROPERTIES INC                  637417AA4     3198 4100000 PRN      SOLE             4100000      0    0
2020 CHINACAP ACQUIRCO UNIT EX common stock     90212G208     1590  223000 SH       SOLE              223000      0    0
A H BELO CORP COM CL A         common stock     001282102      469  215260 SH       SOLE              215260      0    0
ACME COMMUNICATION INC COM     common stock     004631107      617 1667850 SH       SOLE             1667850      0    0
ADVANCED TECH ACQU CRP UNIT EX common stock     007556202     1314  180000 SH       SOLE              180000      0    0
BELO CORP COM SER A            common stock     080555105     1774 1136995 SH       SOLE             1136995      0    0
CAPITAL SR LIVING CORP COM     common stock     140475104     5086 1706650 SH       SOLE             1706650      0    0
CBS CORP NEW CL B              common stock     124857202     1529  186700 SH       SOLE              186700      0    0
CHINACAST EDU CORP COM         common stock     16946T109      147   57748 SH       SOLE               57748      0    0
CHINACAST EDU CORP WT          common stock     16946T117        6  130000 SH       SOLE              130000      0    0
CITADEL BROADCASTING COM       common stock     17285T106       91  570032 SH       SOLE              570032      0    0
CMS BANCORP INC COM            common stock     12600U102     1176  167979 SH       SOLE              167979      0    0
GREAT LAKE DREDGE DCK COM      common stock     390607109     2890  696319 SH       SOLE              696319      0    0
HICKS ACQST CO I INC UNIT EX   common stock     429086408       98   11000 SH       SOLE               11000      0    0
KAPSTONE PAPER & PACK COM      common stock     48562P103     6455 2712233 SH       SOLE             2712233      0    0
KAPSTONE PAPER & PACK WT EX 08 common stock     48562P111       48  965755 SH       SOLE              965755      0    0
ONVIA COM INC COM              common stock     68338T403     2239  654572 SH       SOLE              654572      0    0
OVERTURE ACQST CORP UNIT EX 00 common stock     G6830P209      471   52300 SH       SOLE               52300      0    0
PROLIANCE INTL INC COM         common stock     74340R104       45  124696 SH       SOLE              124696      0    0
SAPPHIRE INDUSTRL CORP UNIT EX common stock     80306T208      485   53000 SH       SOLE               53000      0    0